Annual Total Returns	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cullen Emerging Markets High Dividend Fund - Class R6
Prospectus [Line Items]
Annual Return [Percent]	9.22%	[1]	26.11%	(13.23%)	6.51%	8.37%	19.49%	(16.42%)	29.44%	6.01%	(11.14%)

[1]	The Emerging Markets High Dividend Fund’s 2025 year-to-date total return through June 30, 2025 was 11.77%.